QUARTERLY FINANCIAL INFORMATION (UNAUDITED) - Summary of Quarterly Disclosure Cash Flow Statement (Details) - USD ($)	3 Months Ended				6 Months Ended		9 Months Ended	12 Months Ended
	Jun. 30, 2023	Sep. 30, 2022	Jun. 30, 2022	Mar. 31, 2022	Jun. 30, 2023	Jun. 30, 2022	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Cash flows from operating activities:
Net loss				$ (3,160,911)	$ (7,813,981)	$ (6,277,860)	$ (10,096,571)	$ (15,642,548)	$ (1,951,280)
Adjustments to reconcile net loss to net cash used in operating activities:
Interest earned on cash and marketable securities held in Trust Account	$ (3,618,804)	$ (1,326,957)	$ (395,996)	(29,531)	(6,805,462)	(425,527)	(1,752,484)	(4,257,469)	(7,098)
Increase (Decrease) in Operating Capital [Abstract]
Accrued expenses				2,434,635	13,319,801	5,586,968	9,867,238	17,026,986	1,027,926
Income taxes payable						33,614	357,259	979,475	0
Prepaid insurance				59,419	118,836	118,837	178,255	237,673	(406,023)
Franchise tax payable				50,000	182,500	100,000	150,000	200,000	200,000
Net cash used in operating activities				(646,388)	(610,556)	(897,582)	(6,463,880)	(1,455,883)	(923,354)
Cash flows from investing activities:
Investment of cash in Trust Account							(2,875,000)	(2,875,000)	(293,250,000)
Net cash used in investing activities							(2,875,000)	(2,816,084)	(293,250,000)
Net Cash Provided by (Used in) Financing Activities [Abstract]
Proceeds from working capital loan				300,000	649,333	451,700	581,700	500,835	0
Proceeds From Related Party Advances				60,150	45,000	121,120	387,884	625,700	22,394
Proceeds from Sponsor note							2,875,000	2,875,000	223,557
Net cash provided by financing activities				360,150	694,333	572,820	3,844,584	3,942,619	22,394
Net change in cash				(286,238)	83,777	(324,762)	(326,719)	(326,742)	327,731
Cash at beginning of period		2,969	41,493	327,731	989	327,731	327,731	327,731	0
Cash at end of period	$ 84,766	$ 1,012	$ 2,969	41,493	84,766	2,969	1,012	989	327,731
Non-cash investing and financing activities:
Remeasurement of Class A common stock				$ 0	$ 4,835,156	$ 99,011	$ 328,312	$ 5,760,092	$ 0